FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Interest Rate Risks of Transactions (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
FINANCIAL RISK MANAGEMENT
Total borrowing, financing and debentures - in local currency	R$ (6,111,702)
Operations in foreign currency with derivatives related to CDI	52,319 [1]
Short-term investments	5,661,434
Net exposure	R$ (397,949)

[1]	Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.